Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 718,779	$ 682,163
Due to related parties	69,685	60,232
Lease liability	176,447	18,800
Convertible loans	1,621,817	1,760,066
Total	2,586,728	2,521,261
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	718,779	682,163
Due to related parties	69,685	60,232
Lease liability	74,527	18,800
Convertible loans	1,621,817	1,760,066
Total	2,484,808	2,521,261
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability	101,920
Convertible loans
Total	$ 101,920